Employee Benefit Plans (Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (15.7)	$ (17.0)
Noncurrent liabilities	(337.4)	(364.2)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	834.4	751.2	635.6	563.9
Benefit obligations	(995.6)	(933.5)	(869.9)	(859.2)
Funded status	(161.2)	(182.3)	(234.3)
Noncurrent asset	0.8	2.8	3.1
Current liabilities	(4.8)	(4.8)	(4.5)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)
Total amount recognized	(161.2)	(182.3)	(234.3)
Net actuarial losses	281.9	263.8	255.7
Prior service (credits)/costs	3.5	1.3	1.8
Transition obligation	0.1	0.1	0.1
Total	285.5	265.2	257.6
AOCI, beginning of year	265.2	257.6	304.7
Current year actuarial (gain)/loss	41.6	26.4	(20.1)
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)
Curtailments/settlements	(3.0)	(0.8)	(11.2)
Amortization of actuarial gain/(loss)	(20.5)	(17.5)	(14.7)
Amortization of prior service (cost)/credit	0	(0.1)	(0.4)
AOCI, end of year	285.5	265.2	257.6
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	26.3
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	0.4
Estimated amortization to be recognized in accumulated other comprehensive income, Total	26.7
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28.8	37.7	44.6	46.5
Benefit obligations	(219.9)	(233.8)	(212.7)	(200.3)
Funded status	(191.1)	(196.1)	(168.1)
Noncurrent asset	0	0	0
Current liabilities	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(180.2)	(183.9)	(155.9)
Total amount recognized	(191.1)	(196.1)	(168.1)
Net actuarial losses	84.2	58.2	29.1
Prior service (credits)/costs	(35.2)	(11.2)	(21.6)
Transition obligation	0	0	0
Total	49.0	47.0	7.5
AOCI, beginning of year	47.0	7.5	(17.1)
Current year actuarial (gain)/loss	30.3	29.6	14.0
Current year prior service costs/(credits)	(34.7)	(0.1)	0
Curtailments/settlements	0.7	0	0
Amortization of actuarial gain/(loss)	(3.9)	(0.6)	0
Amortization of prior service (cost)/credit	9.6	10.6	10.6
AOCI, end of year	49.0	47.0	7.5
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	6.2
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	(4.3)
Estimated amortization to be recognized in accumulated other comprehensive income, Total	$ 1.9